VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation	$ (63,546)	$ (70,139)
Vessels and Equipment [Member]
Movement in Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, gross, beginning balance	2,577,293
Additions	435
Transfers and changes	231,861
Property, plant and equipment, gross, ending balance	2,809,589
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation and amortization, beginning balance	(235,163)
Depreciation	(47,719)
Accumulated depreciation and amortization, ending balance	(282,882)
Property, plant and equipment, net, beginning balance	2,342,130
Property, plant and equipment, net, ending balance	$ 2,526,707